Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Zacks Earnings Consistent Portfolio ETF
Prospectus [Line Items]
Annual Return [Percent]	15.04%	17.48%	13.68%	(13.33%)
Zacks Focus Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	20.29%
Zacks Small/Mid Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	12.19%	18.09%
Zacks All-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	15.60%	24.79%	23.48%	(18.28%)	29.28%	15.16%	29.22%	(5.30%)	22.03%	7.37%
Zacks Small-Cap Core Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	10.25%	5.85%	17.92%	(11.85%)	32.62%	(1.42%)	21.20%	(12.16%)	14.15%	21.58%
Zacks Dividend Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	15.25%	16.04%	4.35%	(2.13%)	25.17%	(0.60%)	24.86%	(6.02%)	16.21%	14.54%